Acquisitions (Purchase Price Allocation SunCoke Terminal) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 30, 2013
Business Acquisition [Line Items]
Cash	$ 0	$ 113.3	$ 0
SunCoke Lake Terminal LLC
Business Acquisition [Line Items]
Cash				28.6
Plant, property and equipment				25.9
Inventory				2.7
Total				$ 28.6